Additional Information - Condensed Financial Statements of the Company - Statements of Comprehensive Income/(Loss) (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating expenses :
General and administrative expenses	[1]	¥ (71,642)	¥ (78,436)	¥ (114,974)
Total operating expenses	[1]	(408,526)	(333,427)	(353,572)
Loss from operations		(34,377)	(64,721)	(125,697)
Other income/(loss):
Net interest income		21,032	32,402	34,671
Foreign currency exchange (loss)/gain		1,481	(1,519)	(1,945)
(Loss)/income before income taxes		8,524	(48,301)	(96,139)
Net (loss)/income		365	(52,946)	(109,115)
Comprehensive loss attributable to Phoenix New Media Limited		(4,141)	(50,462)	(97,491)
Parent Company
Operating expenses :
General and administrative expenses		(6,562)	(8,979)	(16,902)
Total operating expenses		(6,562)	(8,979)	(16,902)
Loss from operations		(6,562)	(8,979)	(16,902)
Other income/(loss):
Net interest income		2	1,072	944
Foreign currency exchange (loss)/gain		5,482	(3,628)	(4,181)
Share of (loss)/income from the subsidiaries		1,414	(42,019)	(82,357)
Net (loss)/income		336	(53,554)	(102,496)
Other comprehensive income/(loss)		(4,477)	3,092	5,005
Comprehensive loss attributable to Phoenix New Media Limited		¥ (4,141)	¥ (50,462)	¥ (97,491)

[1]	Transactions with related parties included in revenues, cost of revenues and operating expenses are as follows (Note 21):